Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Real estate:
Land and land improvements	$ 864,797	$ 848,988
Building and improvements	4,420,662	4,283,250
Less accumulated depreciation	(1,090,685)	(970,935)
Operating real estate	4,194,774	4,161,303
Development in progress	0	66,714
Land held for development	209,253	218,633
Net real estate	4,404,027	4,446,650
Cash and cash equivalents	108,409	237,446	15,794	37,989
Restricted cash	49,526	42,232
Accounts receivable	6,898	6,057
Deferred rent receivable	108,933	95,527
Deferred financing and leasing costs, net	141,464	134,309
Investments in and advances to unconsolidated joint ventures	171,916	175,584
Assets held for sale	0	5,564
Prepaid expenses and other assets	71,660	85,574
Total assets	5,062,833	5,228,943
LIABILITIES
Mortgage loans	320,679	473,993
Unsecured notes	2,039,143	1,842,882
Credit facility	0	140,000
Accounts payable	23,652	31,195
Accrued interest	29,821	31,251
Dividend and distributions payable	56,149	55,402
Other liabilities	154,837	171,051
Total liabilities	2,624,281	2,745,774
Liberty Property Trust shareholders' equity
Common shares of beneficial interest, $.001 par value, 183,987,000 shares authorized; 115,530,608 (includes 1,249,909 in treasury) and 113,875,211 (includes 1,249,909 in treasury) shares issued and outstanding as of December 31, 2010 and 2009, respectively	116	114
Additional paid-in capital	2,560,193	2,509,704
Accumulated other comprehensive (loss) income	(155)	2,339
Distributions in excess of net income	(426,017)	(337,911)
Common shares in treasury, at cost, 1,249,909 shares as of December 31, 2010 and 2009	(51,951)	(51,951)
Total Liberty Property Trust shareholders' equity	2,082,186	2,122,295
Limited partners' equity
Noncontrolling interest - consolidated joint ventures	786	621
Total equity	2,438,552	2,483,169	2,326,506	2,209,642
Total liabilities and equity	5,062,833	5,228,943
LIBERTY PROPERTY LIMITED PARTNERSHIP | Common Stock [Member]
Limited partners' equity
Limited partners' equity	67,621	72,294
Total equity	67,621	72,294	0	0
Common Stock [Member]
Noncontrolling interest - operating partnership
Noncontrolling interest - operating partnership	67,621	72,294
Limited partners' equity
Total equity	116	114	101	93
LIBERTY PROPERTY LIMITED PARTNERSHIP | Preferred Stock [Member]
Limited partners' equity
Limited partners' equity	287,959	287,959
Total equity	287,959	287,959	0	0
Preferred Stock [Member]
Noncontrolling interest - operating partnership
Noncontrolling interest - operating partnership	287,959	287,959
LIBERTY PROPERTY LIMITED PARTNERSHIP
Real estate:
Land and land improvements	864,797	848,988
Building and improvements	4,420,662	4,283,250
Less accumulated depreciation	(1,090,685)	(970,935)
Operating real estate	4,194,774	4,161,303
Development in progress	0	66,714
Land held for development	209,253	218,633
Net real estate	4,404,027	4,446,650
Cash and cash equivalents	108,409	237,446	15,794	37,989
Restricted cash	49,526	42,232
Accounts receivable	6,898	6,057
Deferred rent receivable	108,933	95,527
Deferred financing and leasing costs, net	141,464	134,309
Investments in and advances to unconsolidated joint ventures	171,916	175,584
Assets held for sale	0	5,564
Prepaid expenses and other assets	71,660	85,574
Total assets	5,062,833	5,228,943
LIABILITIES
Mortgage loans	320,679	473,993
Unsecured notes	2,039,143	1,842,882
Credit facility	0	140,000
Accounts payable	23,652	31,195
Accrued interest	29,821	31,251
Dividend and distributions payable	56,149	55,402
Other liabilities	154,837	171,051
Total liabilities	2,624,281	2,745,774
Noncontrolling interest - operating partnership
General partner's equity - common units, 115,530,608 and 113,875,211 units outstanding as of December 31, 2010 and 2009, respectively	2,082,186	2,122,295
Limited partners' equity
Noncontrolling interest - consolidated joint ventures	786	621
Total equity	2,438,552	2,483,169	1,945,516	1,800,969
Total liabilities and equity	$ 5,062,833	$ 5,228,943